INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of the Company's provision for income taxes

($ thousands)	2014	2013	2012

Current Tax expense/(recovery)
Canada	$(543)	$(621)	$(2,074)
United States	5,541	8,510	3,722

Current tax expense/(recovery)	4,998	7,889	1,648

Deferred Tax expense/(recovery)
Canada	$64,746	$(21,166)	$17,720
United States	68,084	51,919	(292,359)

Deferred tax expense/(recovery)	132,830	30,753	(274,639)

Income tax expense/(recovery)	$137,828	$38,642	$(272,991)

Schedule of reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes

($ thousands)	2014	2013	2012

Income/(loss) before taxes
Canada	$247,856	$(74,946)	$220,259
United States	189,048	161,564	(763,947)

Total income/(loss) before taxes	$436,904	$86,618	$(543,688)
Canadian statutory rate	25.35%	25.35%	25.32%

Expected income tax expense/(recovery)	$110,755	$21,958	$(137,662)
Impact on taxes resulting from:
Foreign tax rate differential	$11,242	$10,407	$(106,858)
Statutory and other rate differences	(38)	(1,976)	(7,828)
Change in valuation allowance	8,007	(690)	(11,082)
Non-taxable capital (gains)/losses	8,318	4,884	(12,248)
Share-based compensation	2,636	2,335	2,574
Other	(3,092)	1,724	113

Income tax expense/(recovery)	$137,828	$38,642	$(272,991)

Schedule of deferred income tax asset (liability)

($ thousands)	2014	2013

Deferred income tax liabilities
Property, plant and equipment	$(187,080)	$(62,565)
Deferred financial assets and credits	(55,348)	–
Other liabilities	–	(9,343)

Total deferred income tax liabilities	(242,428)	(71,908)

Deferred income tax assets
Tax loss carry-forwards and other credits	$610,177	$551,331
Asset retirement obligation	74,335	75,677
Deferred financial assets and credits	–	2,114
Other assets	15,879	8,317

Total deferred income tax assets	700,391	637,439
Less valuation allowance	(160,651)	(152,644)

Total deferred income tax assets, net	539,740	484,795

Net deferred income tax asset/(liability)	$297,312	$412,887

Schedule of loss carryforwards and tax credits that can be utilized in future years

As at December 31 ($ thousands)	2014	Expiration Date

Canada
Capital losses	$1,207,000	Indefinite
Non-capital losses	422,000	2028-2034
United States
Net operating losses	592,000	2030-2034
Alternative minimum tax credits	113,000	Indefinite

Schedule of changes in the balance of Enerplus' unrecognized tax benefits

For the years ended December 31 ($ thousands)	2014	2013	2012

Balance, beginning of year	$18,000	$18,500	$13,600
Increase/(decrease) for tax positions of prior years	2,700	(500)	4,900
Settlements	(3,700)	–	–

Balance, end of year	$17,000	$18,000	$18,500

Summary of the taxation years, by jurisdiction, that remain subject to examination by the taxation authorities
Jurisdiction	Taxation Years

Canada – Federal & Provincial	2004-2014
United States – Federal & State	2008-2014